                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
-------------------------------------          -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           51
Form 13F Information Table Value Total:     $401,178
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                           Form 13-F Information Table
                              as of June 30, 2004
                                                                VOTING AUTHORITY

                          TITLE                  VALUE   SHARES/  SH/  PUT/  INVSTMT     OTHER
NAME OF ISSUER          OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS     SOLE   SHARED  NONE
--------------          --------  -----------  --------  -------  ---  ----  -------  ----------  -------  ------  ----
ABBOTT LABORATORIES     COM       002824 10 0  3261        80000  SH         DEFINED  Nos. 1 & 2    80000
ALBERTSONS INC          COM       013104 10 4  664         25000  SH         DEFINED  Nos. 1 & 2    25000
ALTRIA GROUP INC        COM       02209S 10 3  16016      320000  SH         DEFINED  Nos. 1 & 2   320000
AMGEN INC               COM       031162 10 0  873         16000  SH         DEFINED  Nos. 1 & 2    16000
BRITISH PETROLEUM       COM       055622 10 4  1875        35000  SH         DEFINED  Nos. 1 & 2    35000
BANK AMER CORP          COM       060505 10 4  19293      228000  SH         DEFINED  Nos. 1 & 2   228000
BANK ONE CORP           COM       06423A 10 3  10200      200000  SH         DEFINED  Nos. 1 & 2   200000
BEAR STEARNS            COM       073902 10 8  5691        68000  SH         DEFINED  Nos. 1 & 2    68000
CAPITAL ONE FINANCIAL   COM       14040H 10 5  6838       100000  SH         DEFINED  Nos. 1 & 2   100000
CATERPILLLAR INC        COM       149123 10 1  1192        15000  SH         DEFINED  Nos. 1 & 2    15000
CHUBB CORP              COM       171232 10 1  2386        35000  SH         DEFINED  Nos. 1 & 2    35000
CINCINNATI FINL CORP    COM       172062 10 1  457         11000  SH         DEFINED  Nos. 1 & 2    11000
COMCAST CORP            COM       20030N 10 1  2810       100000  SH         DEFINED  Nos. 1 & 2   100000
CONOCOPHILLIPS          COM       20825C 10 4  3814        50000  SH         DEFINED  Nos. 1 & 2    50000
COX COMMUNICATION       COM       224044-10-7  2779       100000  SH         DEFINED  Nos. 1 & 2   100000
DUKE ENERGY CORP        COM       264399 10 6  2029       100000  SH         DEFINED  Nos. 1 & 2   100000
EDISON INTL             COM       281020 10 7  1278        50000  SH         DEFINED  Nos. 1 & 2    50000
EXXON MOBIL             COM       30231G 10 2  1110        25000  SH         DEFINED  Nos. 1 & 2    25000
FEDERAL HM LN MTG CORP  COM       313400 30 1  20256      320000  SH         DEFINED  Nos. 1 & 2   320000
FEDERAL NATL MTG        COM       313586 10 9  7849       110000  SH         DEFINED  Nos. 1 & 2   110000
FIDELITY NATL FINL      COM       316326 10 7  2485        67000  SH         DEFINED  Nos. 1 & 2    67000
GENERAL ELECTRIC CO.    COM       369604 10 3  1620        50000  SH         DEFINED  Nos. 1 & 2    50000
GENERAL MILLS           COM       370334 10 4  713         15000  SH         DEFINED  Nos. 1 & 2    15000
GLAXOSMITHKLINE         COM       37733W 10 5  3731        90000  SH         DEFINED  Nos. 1 & 2    90000
HSBC HLDGS PLC          COM       404280 40 6  6012        80000  SH         DEFINED  Nos. 1 & 2    80000
HARTFORD FIN SVCS GRP   COM       416515 10 4  6186        90000  SH         DEFINED  Nos. 1 & 2    90000
HOME DEPOT              COM       437076 10 2  1056        30000  SH         DEFINED  Nos. 1 & 2    30000
JP MORGAN CHASE & CO.   COM       46625H 10 0  5467       141000  SH         DEFINED  Nos. 1 & 2   141000

JOHNSON & JOHNSON       COM       478160 10 4  2228        40000  SH         DEFINED  Nos. 1 & 2    40000
KROGER CO.              COM       501044 10 1  1274        70000  SH         DEFINED  Nos. 1 & 2    70000
ELI LILLY               COM       532457 10 8  3845        55000  SH         DEFINED  Nos. 1 & 2    55000
MACERICH CO.            COM       554382 10 1  2394        50000  SH         DEFINED  Nos. 1 & 2    50000
MERCK & CO.             COM       589331 10 7  3088        65000  SH         DEFINED  Nos. 1 & 2    65000
MORGAN STANLEY DEAN     COM       617446 44 8  5805       110000  SH         DEFINED  Nos. 1 & 2   110000
PG&E CORP               COM       69331C 10 8  2794       100000  SH         DEFINED  Nos. 1 & 2   100000
PPL CORPORATION         COM       69351T 10 6  2295        50000  SH         DEFINED  Nos. 1 & 2    50000
PEPSICO INC             COM       713448 10 8  10582      196000  SH         DEFINED  Nos. 1 & 2   196000
PFIZER INC              COM       717081 10 3  18031      526000  SH         DEFINED  Nos. 1 & 2   526000
PINNACLE WEST CAP CORP  COM       723484 10 1  4039       100000  SH         DEFINED  Nos. 1 & 2   100000
PLUM CREEK TIMBER CO.   COM       729251 10 8  2607        80000  SH         DEFINED  Nos. 1 & 2    80000
ROYAL DUTCH SHELL PLC   COM       780259 20 6  7234       140000  SH         DEFINED  Nos. 1 & 2   140000
SCHERING PLOUGH         COM       806605 10 1  1848       100000  SH         DEFINED  Nos. 1 & 2   100000
STARWOOD HOTELS         COM       85590A 20 3  1794        40000  SH         DEFINED  Nos. 1 & 2    40000
USG CORP                COM       903293 40 5  352         20000  SH         DEFINED  Nos. 1 & 2    20000
UNUMPROVIDENT CORP      COM       91529Y 10 6  398         25000  SH         DEFINED  Nos. 1 & 2    25000
VIACOM INC              COM       925524 30 8  1429        40000  SH         DEFINED  Nos. 1 & 2    40000
WFS FINANCIAL           COM       92923B 10 6  545         11000  SH         DEFINED  Nos. 1 & 2    11000
WELLS FARGO & CO.       COM       949746 10 1  11446      200000  SH         DEFINED  Nos. 1 & 2   200000
WESTCORP                COM       957907 10 8  174104    3831000  SH         DEFINED  Nos. 1 & 2  3831000
WYETH                   COM       983024 10 0  3616       100000  SH         DEFINED  Nos. 1 & 2   100000
YUM BRANDS              COM       988498 10 1  1489        40000  SH         DEFINED  Nos. 1 & 2    40000